Schedule of foreign currency exchange rates (Details)		Dec. 31, 2022	Dec. 31, 2021
Singapore, Dollars
Period-end : US$1 exchange rate*		1.34	1.35
Period-average : US$1 exchange rate*		1.38	1.34
Viet Nam, Dong
Period-end : US$1 exchange rate*		23,635.00	22,855.00
Period-average : US$1 exchange rate*		23,409.44	22,935.24
Malaysia, Ringgits
Period-end : US$1 exchange rate*	[1]	4.40
Period-average : US$1 exchange rate*	[1]	4.39

[1]	The Company did not have any Malaysia subsidiary prior to April 19, 2022.